PGOF-P40 09/25

SUPPLEMENT DATED SEPTEMBER 30, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective September 30, 2025, the following supersedes any and all disclosure to the contrary in each fund’s Summary Prospectus, Prospectus and SAI:

a.

The portfolio managers primarily responsible for the day-to-day management of Putnam Diversified Income Trust and Putnam VT Diversified Income Fund are Albert W. Chan, CFA, Patrick A. Klein, Ph.D., Michael V. Salm, and Matthew J. Walkup.

b.

The portfolio managers primarily responsible for the day-to-day management of Putnam High Yield Fund and Putnam VT High Yield Fund are Bryant Dieffenbacher, CFA, Robert L. Salvin, and Glenn Voyles, CFA.

c.

The portfolio managers primarily responsible for the day-to-day management of Putnam Short Duration Bond Fund are Andrew C. Benson, Albert W. Chan, CFA, Joanne M. Driscoll, CFA, and Michael J. Lima, CFA.

SCHEDULE A

Putnam Diversified Income Trust

Putnam High Yield Fund

Putnam Short Duration Bond Fund

Putnam VT Diversified Income Fund

Putnam VT High Yield Fund

Please retain this supplement for future reference.